Related Party Disclosures (Details) - Schedule of other related parties $ in Millions	12 Months Ended
Dec. 31, 2022 CLP ($)
Ionix SPA [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Type of service	IT license services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 440
Effect on Income
Effect on Expenses	440
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 32
Ionix SPA One [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Type of service	IT support services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 334
Effect on Income
Effect on Expenses	334
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Canal 13 [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Type of service	Advertising service
Term	30 days
Renewal conditions	Monthly
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 584
Effect on Income
Effect on Expenses	584
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 134
Servipag Ltda. [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Joint venture
Type of service	Software services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 768
Effect on Income
Effect on Expenses	768
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 465
Servipag Ltda. One [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Joint venture
Type of service	Collection services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 4,405
Effect on Income
Effect on Expenses	4,405
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Bolsa de Comercio de Santiago [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Type of service	IT support services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 259
Effect on Income
Effect on Expenses	259
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Bolsa de Comercio de Santiago One [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Type of service	Service of financial information
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 335
Effect on Income
Effect on Expenses	335
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Bolsa de Comercio de Santiago Two [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Type of service	Brokerage commission
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 310
Effect on Income
Effect on Expenses	310
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Enex S.A. [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Type of service	Rent spaces for ATM
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 168
Effect on Income
Effect on Expenses	168
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 168
Redbanc S.A. [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Associates
Type of service	Software development
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 399
Effect on Income
Effect on Expenses	399
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 1,223
Redbanc S.A. One [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Type of service	Electronic transaction management services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 13,380
Effect on Income
Effect on Expenses	13,380
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Sistemas Oracle de Chile Ltda. [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Type of service	Software services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 6,029
Effect on Income
Effect on Expenses	6,029
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 2,281
Sistemas Oracle de Chile Ltda. One [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Type of service	IT support services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 2,873
Effect on Income
Effect on Expenses	2,873
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Depósito Central de Valores [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Associates
Type of service	Custodial services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 2,230
Effect on Income
Effect on Expenses	2,230
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 53
Inmobiliaria e inversiones Capitolio S.A. [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Type of service	Space rental
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 82
Effect on Income
Effect on Expenses	82
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Tagle y Compañía limitada [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Type of service	Legal services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 126
Effect on Income
Effect on Expenses	126
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 6
Manantial S.A [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Type of service	Materials and supplies
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 224
Effect on Income
Effect on Expenses	224
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 15
Radio difusión SPA [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Type of service	Advertising service
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 105
Effect on Income
Effect on Expenses	105
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 4
Nexus S.A. [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Type of service	Customer product delivery services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 1,185
Effect on Income
Effect on Expenses	1,185
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Nexus S.A. One [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Type of service	Card processing
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 11,178
Effect on Income
Effect on Expenses	11,178
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Nexus S.A. Two [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Type of service	IT development services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 1,565
Effect on Income
Effect on Expenses	1,565
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Nexus S.A. Three [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Type of service	Embossing services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 724
Effect on Income
Effect on Expenses	724
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Nexus S.A. Four [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Type of service	Fraud prevention services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 1,234
Effect on Income
Effect on Expenses	1,234
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Artikos Chile S.A. [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Joint venture
Type of service	IT support services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 421
Effect on Income
Effect on Expenses	421
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 17
Artikos Chile S.A. One [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Type of service	IT services
Term	30 days
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 340
Effect on Income
Effect on Expenses	340
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
DCV registros S.A [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Associates
Type of service	IT services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 275
Effect on Income
Effect on Expenses	275
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Soc operadora de la Cámara de Compensación [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Associates
Type of service	Collection services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 588
Effect on Income
Effect on Expenses	588
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 56
Comder Contraparte Central S.A. [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Associates
Type of service	Securities clearing services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 830
Effect on Income
Effect on Expenses	830
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 27,198
Bolsa Electrónica de Chile S.A. [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Associates
Type of service	Brokerage commission
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 153
Effect on Income
Effect on Expenses	153
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable
Transbank S.A. [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Associates
Type of service	Processing fees
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 1,150
Effect on Income
Effect on Expenses	1,150
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 91
Transbank S.A. One [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Type of service	Exchange commission
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 94,489
Effect on Income	94,489
Effect on Expenses
Effect on Financial position Accounts receivable	409
Effect on Financial position Accounts payable
Centro de Compensación Automatizado S.A. [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Associates
Type of service	Transfer services
Term	30 days
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 2,340
Effect on Income
Effect on Expenses	2,340
Effect on Financial position Accounts receivable
Effect on Financial position Accounts payable	$ 378
Citibank [Member]
Related Party Disclosures (Details) - Schedule of other related parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Type of service	Connectivity business commissions
Term	Quarterly
Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Effect on Income Amount	$ 10,583
Effect on Income	10,583
Effect on Expenses
Effect on Financial position Accounts receivable	12,043
Effect on Financial position Accounts payable